Other income, net (Details Textual) ¥ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CNY (¥) shares
Nonoperating Income (Expense), Total | $	$ 17,671,023
Yimeng [Member]
Stock Issued During Period, Shares, New Issues | shares	8.0	8.0
Proceeds from Issuance of Common Stock | ¥		¥ 126.0